Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Current	$ 53	$ 49
Non-current	43	41
Provisions current and non-current	96	90
Litigation [member]
Disclosure of other provisions [line items]
Current	32
Non-current	1
Provisions current and non-current	33	37
Insurance reserves [member]
Disclosure of other provisions [line items]
Current	15
Non-current	35
Provisions current and non-current	50	39
Onerous contractual expenditure [member]
Disclosure of other provisions [line items]
Current	1
Provisions current and non-current	1	8
Other [member]
Disclosure of other provisions [line items]
Current	5
Non-current	7
Provisions current and non-current	$ 12	$ 6